Average Annual Total Returns - Class A - Thrivent Aggressive Allocation Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A (after taxes on distributions) 1 Year	Class A (after taxes on distributions) 5 Years	Class A (after taxes on distributions) 10 Years	Class A (after taxes on distributions and redemptions) 1 Year	Class A (after taxes on distributions and redemptions) 5 Years	Class A (after taxes on distributions and redemptions) 10 Years	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 10 Years	MSCI All Country World Index ex-USA - USD Net Returns(reflects no deduction for fees, expenses or taxes) 1 Year	MSCI All Country World Index ex-USA - USD Net Returns(reflects no deduction for fees, expenses or taxes) 5 Years	MSCI All Country World Index ex-USA - USD Net Returns(reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	11.18%	11.31%	9.32%	10.40%	9.92%	8.04%	7.16%	8.68%	7.26%	18.40%	15.22%	13.88%	10.65%	8.93%	4.92%	7.51%	4.44%	3.84%